Reclamation and Environmental	6 Months Ended
Dec. 31, 2011
Reclamation and Environmental [Abstract]
Reclamation and Environmental
11.	Reclamation and Environmental:

The Company holds an insurance policy related to its Sleeper Gold Project that covers reclamation costs in the event the Company defaults on payments of its reclamation costs up to an aggregate of $25 million.  The insurance premium is being amortized over ten years and the prepaid insurance balance at December 31, 2011 is $735,643.  As a part of the policy, the Company has funds in a commutation account which is used to reimburse reclamation costs and indemnity claims.  The balance of the commutation account at December 31, 2011 is $2,746,998.

Reclamation and environmental costs are based principally on legal requirements.  Management estimates costs associated with reclamation of mineral properties.  On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.  A liability has been established equal to the present value of the obligation, and the carrying amount of the mineral properties has been increased by the same amount.

Changes to the Company's asset retirement obligations are as follows:

Balance at September 30, 2011	$1,170,092
Accretion expense	38,426
Payments	(10,313)
Balance, at December 31, 2011	$1,198,205